Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—58.9%
		Communication Services—4.1%
4,829		Activision Blizzard, Inc.	$ 444,220
742	[1]	Adevinta ASA	5,278
17,022	[1]	Alphabet, Inc., Class A	2,317,886
15,016	[1]	Alphabet, Inc., Class C	2,062,448
40,409		America Movil S.A.B. de C.V.	38,867
18,067		AT&T, Inc.	267,211
1		Auto Trader Group PLC	8
3,650	[1]	Baidu, Inc.	65,288
2,324		Bharti Airtel Ltd.	24,059
532		Bollore S.A.	3,146
439		Cogent Communications Holdings, Inc.	30,985
362		Elisa Communications Oyj	17,771
4,290		Etihad Etisalat Co.	51,590
30,770		Fox Corp	1,017,256
611	[1]	Frontier Communications Parent, Inc.	9,788
514		Hellenic Telecommunication Organization S.A.	7,692
89,000		HKT Trust and HKT Ltd.	94,804
240	[1]	Imax Corp.	4,591
312	[1]	Iridium Communications, Inc.	15,272
900		KDDI Corp.	26,787
1,369		Koninklijke KPN NV	4,791
252	[1]	Krafton, Inc.	29,494
2,102		KT Corp.	52,449
11,200	[1]	Kuaishou Technology	91,145
6,251		LG Uplus Corp.	49,385
1,491	[1]	Liberty Latin America Ltd.	13,359
192	[1]	Madison Square Garden Spinco	6,161
4,743	[1]	Meta Platforms, Inc.	1,403,406
12,975	[1]	Mobile Telecommunications Co. Saudi Arabia	46,677
1,940		MTN Group Ltd.	12,329
7,178		NetEase, Inc.	149,312
93		NHN Corp.	15,052
69		Publicis Groupe	5,377
3,638		Quebecor, Inc., Class B	83,169
1,288		Saudi Telecom Co.	13,666
254		Scout24 SE	17,520
241		Seek Ltd.	3,601
104		Shutterstock, Inc.	4,380
58,600		SoftBank Corp.	672,195
4,758		Spark New Zealand Ltd.	14,397
102		Swisscom AG	62,133
1,918		Tegna, Inc.	31,705
1		Tele2 AB, Class B	7
6,785		Telefonica Brasil	56,655
75,969		Telefonica Deutschland Holding AG	144,491

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communication Services—continued
1,779		Telenor ASA	$ 19,063
10,904		Telstra Group LTD.	28,309
16,796		Tencent Holdings Ltd.	697,682
18,308		TIM S.A./Brazil	53,275
1,371	[1]	T-Mobile USA, Inc.	186,799
30,738	[1]	TripAdvisor, Inc.	464,451
2,149		Universal Music Group	52,811
10,621		Verizon Communications, Inc.	371,523
16,244		Vivendi S.A.	147,855
775		Wiley (John) & Sons, Inc., Class A	28,799
17,358		WPP PLC	168,186
4,700		Wuhu Shunrong Sanqi Interactive Entertainment Network Techno	15,913
2,647	[1]	ZipRecruiter, Inc.	40,208
13,012	[1]	ZoomInfo Technologies, Inc.	234,476
		TOTAL	11,997,153
		Consumer Discretionary—6.5%
781		Academy Sports and Outdoors, Inc.	42,619
14,465		Accor S.A.	517,390
663		Adidas AG	132,603
46,108	[1]	Alibaba Group Holding Ltd.	535,644
22,854	[1]	Amazon.com, Inc.	3,154,081
682	[1]	Aptiv PLC	69,189
2,284		Aristocrat Leisure Ltd.	60,409
33	[1]	Asbury Automotive Group, Inc.	7,590
349,800		Asset World Corp. PCL	43,567
2,078		Barratt Developments PLC	11,893
1,321		Bayerische Motoren Werke AG	139,192
1,098		Bloomin Brands, Inc.	30,810
586		BorgWarner, Inc.	23,879
5,899		Burberry Group PLC	162,996
4,070		BYD Co. Ltd.	127,684
1,400		BYD Co. Ltd.	47,791
806		Camping World Holdings, Inc.	19,932
833		Canadian Tire Corp. Ltd.	98,823
123	[1]	Cavco Industries, Inc.	34,381
21,126		Chongqing Changan Automobile Co. Ltd.	36,290
1,878	[1]	Churchill Capital Corp. IV	11,794
1,467		Cie Financiere Richemont S.A.	208,044
588	[1]	Coupang LLC	11,160
4,595	[1]	Custom Truck One Source, Inc.	30,832
434	[1]	Dave & Buster’s Entertainment, Inc.	17,043
55		D’ieteren Group	8,966
14		Dillards, Inc., Class A	4,832
575		Dollarama, Inc.	37,282
3,000		Eclat Textile Co. Ltd.	47,895
2,425	[1]	Everi Holdings, Inc.	35,065
1,407		Evolution AB	152,013
8,960		Feng Tay Enterprise Co. Ltd.	47,171
416	[1]	FIGS, Inc.	2,571
449	[1]	Flutter Entertainment PLC	81,726

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
9,896		Ford Motor Co.	$ 120,038
269		Ford Otomotiv Sanayi A.S.	8,676
66	[1]	Fox Factory Holding Corp.	7,313
11,600		Fuyao Glass Industry Group Co. Ltd.	52,587
3,498		General Motors Co.	117,218
591		Gentex Corp.	19,302
1,223		Genuine Parts Co.	188,012
1,511		Gildan Activewear, Inc.	45,066
684	[1]	Green Brick Partners, Inc.	33,831
211		Group 1 Automotive, Inc.	55,793
20,000		Haidilao International Holding Ltd.	54,234
13,900		Haier Smart Home Co. Ltd.	44,801
1,291		Hankook Tire Co. Ltd.	37,779
327		Harley-Davidson, Inc.	11,036
193		Hermes International	395,328
283	[1]	Hilton Grand Vacations, Inc.	12,373
9,270		Hilton Worldwide Holdings, Inc.	1,377,985
3,249		Home Depot, Inc.	1,073,145
1,900		Huizhou Desay Sv Automotive Co.	37,835
11,770		Indian Hotels Co. Ltd.	59,896
1,679		International Game Technology PLC	53,762
8,281	[1]	JD.com, Inc.	137,361
304		Jumbo S.A.	9,396
387		KB HOME	19,660
1,343		Kia Corp.	81,387
243		La-Z-Boy, Inc.	7,497
147		Lear Corp.	21,181
6,152		Lennar Corp., Class A	732,642
2,900	[1]	Li Auto, Inc.	60,840
1,839		LKQ Corp.	96,603
9,947		Lojas Renner S.A.	32,199
3,142		Lowe’s Cos., Inc.	724,168
92		LVMH Moet Hennessy Louis Vuitton S.A.	77,812
1		Magna International, Inc.	59
1,425		Marriott International, Inc., Class A	290,002
62		Maruti Suzuki India Ltd.	7,490
14,914	[1]	Meituan	247,405
411		Meritage Corp.	57,145
10,006		MGM Resorts International	440,064
295		Michelin, Class B	9,217
49,800		Minor International PCL	47,261
2,200		Momo.com, Inc.	35,882
687		Movado Group, Inc.	18,789
289		Naspers Ltd., Class N	49,054
491		Next PLC	43,427
3,100		Ningbo Tuopu Group Co. Ltd.	33,093
690	[1]	NIO, Inc.	7,247
478		OPAP S.A.	8,091
128	[1]	O’Reilly Automotive, Inc.	120,282
1,945	[1]	Ozon Holdings PLC, ADR	0

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
50,100		Panasonic Holdings Corp.	$ 578,770
410		Patrick Industries, Inc.	34,292
14,092		Pearson PLC	149,400
114	[1]	Phinia, Inc.	3,169
47,000		Pou Chen Corp.	42,189
1,874	[1]	Prosus NV	129,134
3,889		Pulte Group, Inc.	319,131
4,817		Puma AG Rudolf Dassler Sport	323,991
945		PVH Corp.	79,002
734	[1]	QuantumScape Corp.	5,241
1,297	[1]	Rivian Automotive, Inc.	29,481
807	[1]	SeaWorld Entertainment, Inc.	39,301
30,500		Sekisui Chemical Co.	467,620
15,200		Sekisui House Ltd.	309,893
142		Signet Jewelers Ltd.	10,650
370	[1]	Six Flags Entertainment Corp.	8,495
52	[1]	Skyline Corp.	3,706
7,604		Sona Blw Precision Forgings Ltd.	54,513
519	[1]	Target Hospitality Corp.	8,252
6,965	[1]	Tesla, Inc.	1,797,527
37,045	[1]	The Lottery Corp.	121,006
128		Thor Industries, Inc.	13,417
2,045		TJX Cos., Inc.	189,122
5,518		Travel + Leisure Co.	221,824
213	[1]	Tri Pointe Homes, Inc.	6,624
300	[1]	Trip.com Group Ltd.	11,855
1,445		Tube Investments of India Ltd.	50,175
278	[1]	Ulta Beauty, Inc.	115,378
494		Upbound Group, Inc.	15,126
17,500		USS Co. Ltd.	305,548
173		Winnebago Industries, Inc.	11,219
12,508		Woolworths Holdings Ltd.	48,961
600	[1,2]	XPEL, Inc.	49,980
22,000		Yadae Group Holdings Ltd.	42,257
1,780		Yum China Holding, Inc.	95,568
11,000		Zhongsheng Group Holdings	33,465
		TOTAL	18,939,703
		Consumer Staples—4.2%
3,300		Ajinomoto Co., Inc.	139,759
24,201		Albertsons Cos., Inc.	542,102
76,000	[1]	Alibaba Health Information Technology Ltd.	44,796
1,015		Alimentation Couche-Tard, Inc.	53,079
706		Almarai Co, Ltd.	11,929
20,508		Altria Group, Inc.	906,864
34,112		Ambev S.A.	95,336
2,209		Anheuser-Busch InBev NV	125,326
5,551		Arca Continental, S.A.B. de C.V.	54,206
4,269		Archer-Daniels-Midland Co.	338,532
1,000		Asahi Group Holdings Ltd.	38,947
1		Associated British Foods PLC	25

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
1,447	[1]	Avenue Supermarts Ltd.	$ 64,906
2,770		Bid Corp. Ltd.	62,178
6,767		BIM Birlesik Magazalar AS	63,845
591		Cal-Maine Foods, Inc.	28,244
2,812		Carlsberg A/S, Class B	406,589
88	[1]	Chefs Warehouse, Inc.	2,512
1		Chocoladefabriken Lindt & Sprungli AG	117,952
81		Coca-Cola Bottling Co.	56,611
17		Coca-Cola Europacific Partners PLC	1,090
6,417		Coca-Cola Femsa S.A.B. de C.V.	54,458
1		Coca-Cola HBC AG	29
1		Danone S.A.	58
13,421		Diageo PLC	550,173
203		Edgewell Personal Care Co.	7,828
533	[1]	elf Beauty, Inc.	73,932
31,328		Endeavour Group Ltd.	111,533
1,269		Fomento Economico Mexicano, S.A. de C.V.	14,208
120		George Weston Ltd.	13,308
2,096	[1]	Geron Corp.	5,093
11,199		Grupo Bimbo S.A.B. de CV, Class A	55,100
1,300		Guangdong Haid Group Co. Ltd.	8,601
2,601	[1]	HelloFresh SE	84,110
1,320		Hindustan Lever Ltd.	40,037
22,456		Imperial Brands PLC	507,797
35		Ingles Markets, Inc., Class A	2,735
16,145		ITC Ltd.	85,759
8,850	[1]	JD Health International, Inc.	47,448
722		Jeronimo Martins SGPS S.A.	18,398
406		Kerry Group PLC	37,917
697		Kesko	13,603
25,200		Kirin Holdings Co. Ltd.	354,059
6,805		Koninklijke Ahold NV	222,541
887		Korea Tobacco & Ginseng Corp.	58,294
6,796		Kraft Heinz Co./The	224,880
26,702		Kroger Co.	1,238,706
1,914		Loblaw Cos. Ltd.	166,200
1,115		L’Oreal S.A.	488,732
19,048		Mondelez International, Inc.	1,357,361
2,166	[1]	Monster Beverage Corp.	124,350
1,118		Mowi ASA	20,283
6,482		Nestle S.A.	779,442
800		Nongfu Spring Co. Ltd.	4,481
1,910		Orkla ASA	14,593
18,500	[1]	Ping An Healthcare and Technology Company Ltd.	45,953
65		PriceSmart, Inc.	5,166
9,500		Procter & Gamble Co.	1,466,230
12,720	[1]	Raia Drogasil S.A.	70,586
185		Salmar ASA	9,019
244		Sanfilippo (John B. & Sons), Inc.	24,485
1,500		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	49,701

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
4,419		Shoprite Holdings Ltd.	$ 61,737
87		SpartanNash Co.	1,893
260	[1]	Sprouts Farmers Market, Inc.	10,605
3,033		Tesco PLC	10,190
81		The Anderson’s, Inc.	4,160
4,879		The Coca-Cola Co.	291,911
6,000		Tsingtao Brewery Co. Ltd.	49,837
2,500		Tsingtao Brewery Co. Ltd.	31,227
163		Unilever PLC	8,326
148	[1]	United Natural Foods, Inc.	2,979
3,029		Wal-Mart de Mexico SAB de C.V.	11,942
89		WalMart, Inc.	14,472
41		Weis Markets, Inc.	2,660
110,000		WH Group Ltd.	56,480
		TOTAL	12,170,434
		Energy—3.1%
803		Aker BP ASA	21,805
10,759		ARC Resources Ltd.	164,108
15,022		BP PLC	92,763
4,391		Cheniere Energy, Inc.	716,611
7,000		China Coal Energy Co.	4,776
20,000		China Oilfield Services Ltd.	22,612
28,000		China Petroleum & Chemical Corp.	16,352
3,959		ConocoPhillips	471,240
10,305		Coterra Energy, Inc., Class A	290,498
1,370		CVR Energy, Inc.	44,799
402		DHT Maritime, Inc.	3,719
21,500		ENEOS Holdings, Inc.	80,764
2,420		Equinor ASA	74,265
4,714		Exxaro Resources Ltd.	41,872
1,252		Galp Energia SGPS S.A.	17,248
463	[1]	Gulfport Energy Corp.	54,634
1,100		Helmerich & Payne, Inc.	43,989
484		Hyundai Motor Co.	69,136
827		Hyundai Robotics Co. Ltd.	36,932
7,066		Imperial Oil Ltd.	401,254
895		International Seaways, Inc.	38,458
80,641		Kinder Morgan, Inc.	1,388,638
2,982		Liberty Energy, Inc.	47,563
6,554		Marathon Petroleum Corp.	935,715
1,183		MOL Hungarian Oil & Gas PLC	8,949
1,077		Neste Oyj	39,389
4,479	[1]	Nextier Oilfield Solutions, Inc.	47,522
29,768		Oil & Natural Gas Corp. Ltd.	62,533
375		OMV AG	17,341
4,029		ORLEN S.A.	61,458
1,295		PBF Energy, Inc.	60,723
75,177		PetroChina Co. Ltd.	54,122
11,100		PetroChina Co. Ltd.	11,810
21,734		Petroleo Brasileiro S.A.	151,592

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
8,114		Reliance Industries Ltd.	$ 235,348
40,497		Repsol S.A.	624,691
5,905		RPC, Inc.	47,181
3,231		Santos Ltd.	16,071
2,103		Saudi Arabian Oil Co. (Aramco)	19,566
798		Scorpio Tankers, Inc.	40,307
22,761		Shell PLC	695,917
9,896		Suncor Energy, Inc.	335,213
12,123	[3]	Tatneft	0
13		Teekay Tankers Ltd., Class A	529
14,600		Thai Oil PCL	21,495
6,301		TotalEnergies SE	396,228
14,172		Tupras Turkiye Petrol Rafinerileri A.S.	74,831
14,241		Ultrapar Participacoes S.A.	52,224
1,509	[1]	US Silica Holdings, Inc.	18,606
5,127		Valero Energy Corp.	665,997
5,755		Woodside Energy Group Ltd.	138,167
22,909		Yankuang Energy Group Co., Ltd., Class H	35,992
		TOTAL	9,013,553
		Financials—9.3%
24,932		3i Group PLC	627,589
2,532		ABN Amro Bank NV, GDR	37,321
6,417		ABSA Group Ltd.	61,570
54,084		Aegon NV	277,406
2,329		Aflac, Inc.	173,674
410		Ageas	16,305
3,404		AIB Group PLC	15,509
3,043		Al Rajhi Bank	58,546
131		Allianz SE	31,870
5,860	[1]	Alpha Bank AE	9,872
1,210		Amalgamated Financial Corp.	21,683
472		American Equity Investment Life Holding Co.	25,337
385	[1]	American Municipal Bond Assurance Corporation Financial Group, Inc.	4,959
3,762		Ameriprise Financial, Inc.	1,269,976
21,600		AMMB Holdings Bhd	17,369
8,062		Arab National Bank	55,460
704	[1]	AssetMark Financial Holdings, Inc.	20,339
13,771		AXA S.A.	413,856
10,428		Axis Bank Ltd.	122,294
38,679		B3 S.A. - Brasil Bolsa Balcao	100,992
1,290		Bajaj Finance Ltd.	111,610
3,255		Banco Bilbao Vizcaya Argentaria S.A.	25,557
20,965		Banco Bradesco S.A.	56,053
1,663		Banco de Credito E Inversiones	47,842
12,276		Banco del Bajio S.A.	38,648
7,370		Banco Do Brasil S.A.	70,098
7,985		Banco S.A.ntander Brasil S.A.	43,714
1,010,141		Banco S.A.ntander Chile S.A.	48,341
1,390	[1]	Bancorp, Inc., DE	51,027
30,242		Bank Hapoalim BM	250,661

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,499		Bank Leumi Le-Israel	$ 11,630
20,914		Bank of Baroda	47,266
190,388		Bank of China Ltd.	64,478
87,456		Bank of Communications Ltd.	50,038
2,726		Bank of Ireland Group PLC	27,186
33		Bank of Nova Scotia, Toronto	1,566
1,085		Banner Corp.	47,252
5,485		Banque Saudi Fransi	55,988
9,739		BB Seguridade Participacoes S.A.	59,747
815	[1]	Berkshire Hathaway, Inc., Class B	293,563
7,720	[1]	BGC Group, Inc.	38,137
1,626		BNP Paribas S.A.	105,035
118,500		BOC Hong Kong (Holdings) Ltd.	329,900
2,317		Brightsphere Investment Group, Inc.	47,985
2,013	[1]	Cantaloupe, Inc.	15,943
319		Capital City Bank Group, Inc.	9,733
621		Cass Information Systems, Inc.	23,809
86,100		Chang Hwa Bank	46,730
102,000		China CITIC Bank Corp. Ltd.	45,283
272,501		China Construction Bank Corp.	146,220
1,045		China Merchants Bank Co. Ltd.	4,136
120,500		China Minsheng Banking Corp. Ltd.	38,613
21,200		China Pacific Insurance Group Co. Ltd.	48,324
13,188		Columbia Banking Systems, Inc.	270,090
18,948		Commerzbank AG, Frankfurt	208,554
25,997		Corebridge Financial, Inc.	463,527
989		Daewoo Securities Co.	4,978
47,700		Daiwa Securities Group, Inc.	271,158
18,100		DBS Group Holdings Ltd.	446,908
146		Deutsche Boerse AG	25,922
10,849		Discover Financial Services	977,169
2,367		DNB Bank ASA	46,835
464	[1]	Donnelley Financial Solutions, Inc.	22,861
480	[1]	Enova International, Inc.	24,216
1,252		Enterprise Financial Services Corp.	48,465
25,428		Equitable Holdings, Inc.	732,326
876		Erste Group Bank AG	31,255
633		Essent Group Ltd.	31,789
6,812	[1]	Eurobank Ergasias S.A.	11,823
1,374		Evertec, Inc.	54,369
770		Fairfax Financial Holdings Ltd.	634,982
2,856		First BanCorp	39,584
1,202		First Financial Corp.	44,137
78,280		First Financial Holding Co. Ltd.	64,638
682		First Merchants Corp.	20,351
23,087		FirstRand Ltd.	89,702
509		Gjensidige Forsikring ASA	7,919
5,272		Great-West Lifeco, Inc.	151,504
558		Greene County Bancorp, Inc.	16,076
253		Groupe Bruxelles Lambert S.A.	20,345

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
2,104		Grupo Financiero Banorte S.A. de C.V.	$ 17,859
22,997		Grupo Financiero Inbursa, S.A. de C.V., Class O	51,523
1,412		Hana Financial Holdings	42,189
1		Hargreaves Lansdown PLC	10
7,710		Hartford Financial Services Group, Inc.	553,732
6,952		HDFC Bank Ltd.	132,321
1,492		Heartland Financial USA, Inc.	45,715
1,100		Hithink RoyalFlush Information Network Co. Ltd.	25,203
2,000		Hong Leong Credit Berhad	7,850
85,510		Hua Nan Financial Holdings Co. Ltd.	55,027
8,438		iA Financial Corp, Inc.	529,373
18,602		ICICI Bank Ltd.	215,513
3,165		ICICI Lombard General Insurance Co. Ltd.	50,082
75,813		Industrial & Commercial Bank of China	34,797
2,073		James River Group Holdings Ltd.	30,183
7,000		Japan Exchange Group, Inc.	122,046
7,936	[1]	Jio Financial Services Ltd.	23,007
4,510		Julius Baer Gruppe AG	312,980
2,012		KB Financial Group, Inc.	81,797
637		KBC Groupe	41,786
111,245		KeyCorp	1,260,406
200		Komercni Banka A.S.	6,257
5,137		Kotak Mahindra Bank Ltd.	109,207
12,500		Krung Thai Bank PLC	6,889
4,851	[1]	LendingClub Corp.	33,763
3,730		Macquarie Group Ltd.	428,127
203		Mahindra and Mahindra Ltd.	3,868
13,200		Malayan Banking BHD	25,923
8,807		Manulife Financial Corp.	162,817
4,899		Mastercard, Inc.	2,021,523
133	[1]	MBIA Insurance Corp.	1,049
29,814		Mediobanca Spa	389,872
244		Meritz Finance Holdings Co.	10,087
933		MetLife, Inc.	59,096
174		Midland States Bancorp, Inc.	3,863
2,200		Mitsubishi UFJ Financial Group, Inc.	17,538
198		Mizrahi Tefahot Bank Ltd.	6,511
11,900		Mizuho Financial Group, Inc.	196,873
874		Moneta Money Bank AS	3,258
1,081		Moody’s Corp.	364,081
818		Muenchener Rueckversicherungs-Gesellschaft AG	317,729
97		National Bank of Canada, Montreal	6,760
1,441	[1]	National Bank of Greece	9,789
11,240		Natwest Group PLC	32,687
99		Nedbank Group Ltd.	1,130
900		New China Life Insurance Co. Ltd.	4,994
330	[1]	NMI Holdings, Inc.	9,445
1,538		OFG Bancorp.	46,386
1,741		Old Second Bancorp, Inc.	25,192
23,600		ORIX Corp.	438,565

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
4,476	[1]	Oscar Health, Inc.	$ 28,065
625		OTP Bank RT	25,508
11,185		Oversea-Chinese Banking Corp. Ltd.	103,810
4	[1]	Palomar Holdings, Inc.	204
1,128	[1]	Paysafe Ltd.	14,777
139,000		People’s Insurance, Co. (Group) of China Ltd.	47,250
52,100		People’s Insurance, Co. (Group) of China Ltd.	41,704
56,000		PICC Property and Casualty Co., Ltd., Class H	64,217
26,400		Ping An Bank Co. Ltd.	40,281
10,182		Ping An Insurance (Group) Co. of China Ltd.	61,135
87,000		Postal Savings Bank of China Co. Ltd.	42,772
1,175	[1]	Powszechna Kasa Oszczednosci Bank Polski S.A.	10,598
1,214		Powszechny Zaklad Ubezpieczen S.A.	12,146
204		Preferred Bank Los Angeles, CA	12,670
41,209		QBE Insurance Group Ltd.	399,571
6,367		Remgro Ltd.	53,295
2,900		Resona Holdings, Inc.	15,366
9,127		Riyad Bank	74,078
1,546		Royal Bank of Canada	139,291
1,171		Sampo Oyj, Class A	51,493
7,042		Saudi British Bank/The	67,287
1,121		Shinhan Financial Group Co. Ltd.	30,114
153	[1]	Siriuspoint Ltd.	1,692
15,774		SLM Corp.	224,622
595		Societe Generale, Paris	16,878
39		Sofina	8,740
10,616		St. James’s Place Capital PLC	118,689
7,730		Standard Bank Group Ltd.	79,035
117,135		Standard Life PLC	244,447
11,080		State Bank of India	75,214
1,831		Stellar Bancorp, Inc.	38,945
192	[1]	StoneX Group, Inc.	18,025
900		Sumitomo Mitsui Trust Holdings, Inc.	33,684
8,529		Suncorp Group Ltd.	75,215
609		Swiss Re AG	59,142
25,658		Synchrony Financial	828,240
96,822		Taishin Financial Holdings Co.	54,076
3,761		The National Commercial Bank	35,817
5,805		The Travelers Cos., Inc.	935,940
37,651		U.S. Bancorp	1,375,391
10,040		UBS Group AG	266,548
27,186		UniCredit SpA	665,258
2,200		United Overseas Bank Ltd.	46,260
4,078		Visa, Inc., Class A	1,001,883
773		WestAmerica Bancorp.	34,035
4,359		Western Alliance Bancorp	217,994
1		Westpac Banking Corp. Ltd., Sydney	14
2,673		Willis Towers Watson PLC	552,669
2,848		Woori Financial Group, Inc.	25,586
82,368		Yuanta Financial Holding Co. Ltd.	63,045

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
132		Zurich Insurance Group AG	$ 61,952
		TOTAL	27,296,869
		Health Care—7.1%
14,858		Abbott Laboratories	1,528,888
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
4,044	[1]	Adaptive Biotechnologies Corp.	27,378
168	[1]	Addus Homecare Corp.	14,734
8,172	[1]	ADMA Biologics, Inc.	31,462
6,265		Agilent Technologies, Inc.	758,503
4,916		Alcon, Inc.	410,681
1,127	[1]	Aldeyra Therapeutics, Inc.	8,407
4,784	[1]	Alector, Inc.	26,073
438	[1]	AMN Healthcare Services, Inc.	38,710
9,490	[1]	Amneal Pharmaceuticals, Inc.	38,814
21,730	[1]	Antigenics, Inc.	29,987
1,001		Apollo Hospitals Enterprise Ltd.	58,359
194	[1]	Apollo Medical Holdings, Inc.	7,345
141	[1]	Argenx SE	71,065
5,300		Asahi Intecc Co. Ltd.	107,750
812		Aspen Pharmacare Holdings Ltd.	7,380
35,100		Astellas Pharma, Inc.	533,888
354	[1]	Avanos Medical, Inc.	7,448
195	[1]	Biogen, Inc.	52,135
30,000		China Medical System Holding Ltd.	43,223
49,500		China Resources Pharmaceutical Group Ltd.	33,023
4,648		Cipla Ltd.	70,362
227	[1]	Corvel Corp.	49,134
64,000		CSPC Pharmaceutical Group Ltd.	48,231
1,657		Danaher Corp.	439,105
1,104	[1]	Dexcom, Inc.	111,482
472		Divi’s Laboratories Ltd.	20,433
966		Dr. Reddy’s Laboratories Ltd.	65,568
389		Ebos Group Ltd.	8,790
362	[1]	Edgewise Therapeutics, Inc.	2,262
6,687	[1]	Edwards Lifesciences Corp.	511,355
302		Elevance Health, Inc.	133,487
3,074		Eli Lilly & Co.	1,703,611
1,088		Embecta Corp.	19,943
253		Ensign Group, Inc.	25,356
19,351	[1]	EQRx, Inc.	44,314
1,475		Fisher & Paykel Healthcare Corp. Ltd.	19,971
368		Gedeon Richter Rt	9,236
3,942		Gilead Sciences, Inc.	301,484
41,280		GSK PLC	724,122
201		Hanmi Pharmaceutical Co. Ltd.	44,748
1,515		Hikma Pharmaceuticals PLC	41,880
2,024	[1]	HilleVax, Inc.	27,000
4,400		Huadong Medicine Co. Ltd.	22,897
3,661	[1]	Icosavax, Inc.	28,336
14,696	[1]	ImmunityBio, Inc.	23,661

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
605	[1]	Immunogen, Inc.	$ 9,583
1,525	[1]	Immunovant, Inc.	34,633
464	[1]	Incyte Genomics, Inc.	29,942
376	[1]	Inmode Ltd.	14,698
91	[1]	Innovage Holding Corp.	499
2,936	[1]	Intuitive Surgical, Inc.	918,028
4,074		Ipsen S.A.	528,160
62	[1]	iTeos Therapeutics, Inc.	748
7,593		Johnson & Johnson	1,227,636
1,274		Koninklijke Philips NV	28,617
634	[1]	Lantheus Holdings, Inc.	43,391
154		LeMaitre Vascular, Inc.	8,903
16,015	[1]	Lexicon Pharmaceuticals, Inc.	27,546
3,355	[1]	Liquidia Technologies, Inc.	23,049
11,412	[1]	Lyell Immunopharma, Inc.	27,275
8,401	[1]	Max Healthcare Institute Ltd.	59,563
17,011		Merck & Co., Inc.	1,853,859
1,265		Merck KGAA	227,602
55	[1]	Mettler-Toledo International, Inc.	66,741
2,280	[1]	Mineralys Therapeutics, Inc.	29,275
2,147	[1]	Motion Acquisition Corp.	19,216
9,769	[1]	Nautilus Biotechnology, Inc.	31,554
825	[1]	NextGen Healthcare, Inc.	15,023
4,838		Novartis AG	486,920
4,074		Novo Nordisk A/S	747,493
200		Ono Pharmaceutical Co. Ltd.	3,777
794	[1]	Option Care Health, Inc.	27,655
273		Orion Oyj	11,183
2,659		Owens & Minor, Inc.	44,937
116		Patterson Cos., Inc.	3,485
1,337	[1]	Progyny, Inc.	49,924
13,769	[1]	Qiagen NV	626,352
2,733	[1]	Qiagen NV	125,317
1,017	[1]	REGENXBIO, Inc.	18,001
91	[1]	Samsung Biologics Co. Ltd.	50,682
1	[1]	Scilex Holding Co.	3
1,300		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	48,129
17,739		Sinopharm Group Co. Ltd.	51,391
12,478		Sonic Healthcare Ltd.	259,698
1,935		Sonova Holding AG	510,327
15,396	[1]	Summit Therapeutics, Inc.	24,941
5,976		Sun Pharmaceutical Industries Ltd.	80,241
454		Sylvamo Corp.	18,964
30	[1]	Terns Pharmaceuticals, Inc.	158
4,700		Terumo Corp.	142,120
2,176	[1]	Tyra Biosciences, Inc.	33,140
322		UCB S.A.	28,885
4,846		UnitedHealth Group, Inc.	2,309,507
1,034	[1]	Vertex Pharmaceuticals, Inc.	360,184
1,000	[1]	Waters Corp.	280,800

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
286		West Pharmaceutical Services, Inc.	$ 116,373
1,200		WuXi AppTec Co. Ltd.	13,091
2,000	[1]	WuXi PharmaTech, Inc.	11,322
29		Yuhan Corp.	1,595
2,983		Zoetis, Inc.	568,291
		TOTAL	20,616,982
		Industrials—6.6%
71		A P Moller-Maersk A/S	126,586
959		ABB India Ltd.	50,806
1,560		ABB Ltd.	59,368
1	[1]	Air Canada	17
273		Alexander and Baldwin, Inc.	23,991
80,807		Alfa, S.A. de C.V., Class A	53,506
1,134	[1]	Alta Equipment Group, Inc.	16,137
1		American Vanguard Corp.	14
123		Apogee Enterprises, Inc.	6,207
396		Applied Industrial Technologies, Inc.	61,131
644		Ashtead Group PLC	44,960
2,891		Assa Abloy AB, Class B	65,186
396	[1]	Atkore, Inc.	60,972
3,186	[1]	Auckland International Airport Ltd.	14,841
1,681		Automatic Data Processing, Inc.	427,999
145,800		Bangkok Expressway and Metro PCL	36,004
2		Barrett Business Services, Inc.	191
89	[1]	Beacon Roofing Supply, Inc.	7,107
38,678		Bharat Electronics Ltd.	62,400
850		Bidvest Group Ltd.	12,775
41	[1]	BlueLinx Holdings, Inc.	3,660
559		Boise Cascade Co.	61,138
9,482		Bouygues S.A.	327,181
19,665		Brambles Ltd.	190,587
1,785		Brenntag AG	144,832
94		Brinks Co. (The)	7,126
380		Brookfield Business Corp.	6,711
480	[1]	Builders Firstsource, Inc.	69,619
6,359		Caterpillar, Inc.	1,787,706
906	[1]	CBIZ, Inc.	50,836
318		Cheil Jedang Corp.	16,890
35,549		China COSCO Holdings Co. Ltd., Class H	36,400
29,768		China Railway Group Ltd.	15,730
18,640		Cia de Concessoes Rodoviarias	46,901
2,395		Cintas Corp.	1,207,487
11,000		CK Hutchison Holdings Ltd.	59,997
326		Comfort Systems USA, Inc.	60,170
1,980		Contemporary Amperex Technology Co. Ltd.	64,116
1,272		Costamare, Inc.	13,114
388		CRA International, Inc.	42,148
55		CSG Systems International, Inc.	2,987
31,867		CSX Corp.	962,383
8,600		Dai Nippon Printing Co. Ltd.	234,955

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,131		Deere & Co.	$ 1,286,653
570		Doosan Bobcat, Inc.	23,169
1,887		Emcor Group, Inc.	423,160
188		Encore Wire Corp.	30,984
3,614		Epiroc AB	69,055
10,880		Epiroc AB	177,423
5,000		Evergreen Marine Corp., Taiwan Ltd.	16,703
7,117		Expeditors International Washington, Inc.	830,625
4,641		Fortune Brands Innovations, Inc.	320,322
27		Forward Air Corp.	1,912
12,344		GEA Group AG	487,236
215	[1]	GMS, Inc.	14,908
5,459		GrafTech International Ltd.	19,325
25,665		Groupe Eurotunnel SE	429,218
1,534		GS Holdings Corp.	43,546
962		H&E Equipment Services, Inc.	43,598
2,486		HEICO Corp., Class A	336,679
891		Hillenbrand, Inc.	43,160
419	[1]	Hub Group, Inc.	32,699
330	[1]	Huron Consulting Group, Inc.	32,984
3,897		Hyundai Merchant Marine Co., Ltd.	49,071
740		IMCD Group NV	101,865
6,431		Indian Railway Catering & Tourism Corp., Ltd.	52,285
14,903		Indutrade AB	284,939
1		Intertek Group PLC	52
16,700		Itochu Corp.	625,884
3,465	[1]	Janus International Group, Inc.	39,674
31,700	[1]	JD Logistics, Inc.	42,066
699	[1]	JELD-WEN Holding, Inc.	10,541
10		KForce Com, Inc.	627
394		Kingspan Group PLC	33,152
1,364		Koc Holding A.S.	7,228
867		Kone Corp. OYJ, Class B	39,350
226		Kongsberg Gruppen ASA	9,358
1,042		Korean Air Co. Ltd.	17,951
957		Korn Ferry	48,788
11,800		Kubota Corp.	188,935
1,075		Kuehne & Nagel International AG	322,877
1,210	[1]	LanzaTech Global, Inc.	8,010
347		Legrand S.A.	34,182
12,160		Lifco AB	221,902
18,400		LIXIL Group Corp.	232,475
633		Localiza Rent A Car S.A.	8,085
3,198		Lockheed Martin Corp.	1,433,823
505	[1]	Masonite International Corp.	51,869
35,400		Metallurgical Corp of China Ltd.	17,667
1,686		Metso Corp.	19,418
3,200		Mitsubishi Corp.	157,723
3,000		Mitsui & Co.	110,972
641	[1]	MRC Global, Inc.	5,974

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
15,000		MTR Corp. Ltd.	$ 62,500
29	[1]	MYR Group, Inc.	4,120
282		Mytilineos Holdings S.A.	11,442
20,707		NIBE Industrier AB	154,727
846		Northrop Grumman Corp.	366,394
10,800		Obayashi Corp.	97,780
2,500		Orient Overseas International Ltd.	33,426
197	[1]	P.A.M. Transportation Services, Inc.	4,543
11,454		Pan Ocean Co. Ltd.	38,585
884		Randstand NV	51,773
9,416		Relx PLC	306,744
14,558	[1]	Rumo S.A.	65,704
4,000		S.F Holding Co. Ltd.	23,844
16,100		SG Holdings Co. Ltd.	232,475
7,000		SITC International Holdings Co. Ltd.	13,024
469		SK Holdings Co. Ltd., Class A	51,196
14,016		Smiths Group PLC	290,597
290	[1]	Sterling Construction Co., Inc.	24,000
500		Sungrow Power Supply Co., Ltd.	6,835
912		Terex Corp.	55,276
4,634		TFI International, Inc.	631,448
1,583		Thales S.A.	231,359
907	[1]	Titan International, Inc.	11,419
638	[1]	Titan Machinery, Inc.	19,791
132		Trane Technologies PLC	27,094
538	[1]	TriNet Group, Inc.	59,680
183		UFP Industries, Inc.	19,096
567		Universal Truckload Services, Inc.	15,377
324		Valmont Industries, Inc.	82,134
58		Veritiv Corp.	9,763
201		Vinci S.A.	22,373
1,000		Voltronic Power Technology Corp.	45,485
1,205		Wartsila OYJ, Class B	15,279
12,361		Weg S.A.	89,561
9,289	[1]	Willscot Corp.	381,035
9,100		Yamato Holdings Co. Ltd.	170,873
1,400	[1]	ZTO Express (Cayman), Inc.	34,715
		TOTAL	19,144,441
		Information Technology—12.4%
1,000		Accton Technology Corp.	15,005
289		Advanced Energy Industries, Inc.	34,122
104	[1]	Agilysys, Inc.	7,337
982	[1]	Alarm.com Holdings, Inc.	57,516
26,143	[1]	Allegro MicroSystems, Inc.	999,970
4,234		Amdocs Ltd.	377,673
1,802		Amkor Technology, Inc.	50,384
312	[1]	AppFolio, Inc.	60,144
39,041		Apple, Inc.	7,334,633
1,096		Applied Materials, Inc.	167,425
20,000		ASE Industrial Holding Co. Ltd.	73,821

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,118		ASML Holding N.V.	$ 735,509
4,800		Azbil Corp.	159,820
5,701	[1]	Black Knight, Inc.	431,908
151	[1]	Blackline, Inc.	9,069
831	[1]	Box, Inc.	22,005
9,500		BYD Electronic International Co. Ltd.	43,949
63,850	[1]	CCC Intelligent Solutions Holdings, Inc.	683,195
2,275	[1]	CGI, Inc., Class A	237,232
74,000		Chinasoft International Ltd.	48,920
5,989	[1]	Cirrus Logic, Inc.	491,337
14,083		Cognizant Technology Solutions Corp.	1,008,484
20,537		Compal Electronics, Inc.	20,508
1,000		Delta Electronics, Inc.	10,828
10,379		Dolby Laboratories, Class A	876,714
309		Elm Co.	69,939
1,000		eMemory Technology, Inc.	56,981
888	[1]	EngageSmart, Inc.	15,726
626	[1]	EPAM Systems, Inc.	162,128
328	[1]	Fabrinet	52,733
18,906	[1]	Fortinet, Inc.	1,138,330
14,500		Foxconn Industrial Internet Co., Ltd.	43,427
2,571	[1]	Gitlab, Inc.	121,788
1,000		Global Unichip Corp.	45,538
3,000		Globalwafers Co. Ltd.	43,165
870	[1]	Globant S.A.	177,889
19,367		Hon Hai Precision Industry Co. Ltd.	64,706
10,217		Infineon Technologies AG	365,779
12,092		Infosys Ltd.	209,487
310	[1]	Insight Enterprises, Inc.	49,628
7,680		Ja Solar Technology Co. Ltd.	29,318
12,288		Jabil, Inc.	1,405,993
6,952		Jinko Solar Co Ltd.	10,261
13,354	[1]	Kyndryl Holdings, Inc.	225,415
1,000		Largan Precision Co. Ltd.	64,320
618		Larsen & Toubro Ltd.	20,254
14,726	[1]	Lattice Semiconductor Corp.	1,432,251
12,200		Lens Technology Co. Ltd.	20,556
3,147	[1]	LG Display Co. Ltd.	31,843
24		LG Innotek Co., Ltd.	4,892
307		Logitech International S.A.	21,226
1,008		LTIMindtree Ltd.	63,740
6,197		MediaTek, Inc.	137,009
20,385		Microsoft Corp.	6,681,388
9,000		Micro-Star International Co.	45,078
6,000		Nan Ya Printed Circuit Board Corp.	45,507
372	[1]	Napco Security Technologies, Inc.	9,218
13,570		Nokia Oyj	54,072
900		Nomura Research Institute Ltd.	25,829
5,425		NVIDIA Corp.	2,677,509
13,529	[1]	ON Semiconductor Corp.	1,332,065

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,749		Open Text Corp. - OLD	$ 151,075
421	[1]	PDF Solutions, Inc.	15,299
333	[1]	Perficient, Inc.	21,242
1,890	[1]	Photronics, Inc.	44,906
8,000		Prime View International Co., Ltd.	45,634
808		Progress Software Corp.	49,159
263	[1]	Qualys, Inc.	40,936
7,000		Quanta Computer, Inc.	55,239
3,000		Realtek Semiconductor Corp.	39,308
19,600	[1]	Renesas Electronics Corp.	329,822
31,200		Ricoh Co. Ltd.	254,100
6,807		Sage Group PLC/The	83,665
102		Samsung Electro-Mechanics Co.	10,445
13,326		Samsung Electronics Co. Ltd.	674,146
67		Samsung SDI Co. Ltd.	31,065
540		Samsung SDS Co. Ltd.	57,887
62	[1]	Sanmina Corp.	3,453
441		SAP SE	61,604
1,600		Shanghai Baosight Software Co. Ltd.	10,512
5,000		Shanghai Fudan Microelectronics Co. Ltd.	11,966
1,892		SK Hynix, Inc.	174,183
4,383	[1]	SkyWater Technology, Inc.	29,366
3,601	[1]	Smartsheet, Inc.	150,270
1,838	[1]	Sprinklr, Inc.	27,809
776	[1]	Sprout Social, Inc.	41,547
82	[1]	SPS Commerce, Inc.	15,263
4,947		STMicroelectronics N.V.	233,865
32,300		Sumco Corp.	437,270
260	[1]	Super Micro Computer, Inc.	71,521
65,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,122,259
3,716		Tata Consultancy Services Ltd.	150,883
52		Tata Elxsi Ltd.	4,551
29	[1]	Tenable Holdings, Inc.	1,316
1,338	[1]	Teradata Corp.	61,909
7,800		Tongwei Co. Ltd.	34,310
9,357		Totvs S.A.	52,415
6,467		Trina Solar Co. Ltd.	30,162
15,957	[1]	UiPath, Inc.	252,280
10,000		Unimicron Technology Corp.	58,248
29,568		United Microelectronics Corp.	42,407
16,000		Vanguard International Semiconductor Corp.	34,243
1,224	[1]	Veeco Instruments, Inc.	35,729
1,861		Vishay Intertechnology, Inc.	51,066
3,791		Vontier Corp.	119,075
1,337		Wisetech Global Ltd.	60,150
1,000		Wiwynn Corp.	48,757
1,531		Xperi Holding Corp.	15,402
12,600		ZTE Corp.	40,475
		TOTAL	36,300,690

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—2.5%
319		Air Liquide S.A.	$ 57,495
25		Alpha Metallurgical Resources, Inc.	5,071
44,236		Alrosa AO	0
7,268		ArcelorMittal S.A.	192,906
143		Asian Paints (India) Ltd.	5,620
14,129	[1]	Berry Global Group, Inc.	923,189
13,192		BHP Steel Ltd.	179,205
2,520		Boliden AB	66,647
3,401		Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	21,760
5,668		Clariant AG	94,403
42	[1]	Clearwater Paper Corp.	1,608
14,848	[1]	Cleveland-Cliffs, Inc.	227,026
75,000		CMOC Group Ltd.	44,722
11,271		Companhia Vale Do Rio Doce	148,124
1,874		CRH PLC	107,688
14,000		Dongyue Group Ltd.	12,009
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
5,400		Ganfeng Lithium Group Co Ltd.	25,761
40		Givaudan S.A.	133,062
23,415		Glencore PLC	124,697
31,851		Graphic Packaging Holding Co.	708,366
535		Greif, Inc.	39,874
2,700		Guangzhou Tinci Materials	12,151
3,164		Heidelberg Materials AG	254,865
1,121		Holcim Ltd.	74,164
1		Holmen AB, Class B	38
1,277		Hyundai Steel Co.	34,903
4,909		Independence Group NL	43,995
45		Innospec, Inc.	4,834
500		JFE Holdings, Inc.	7,894
27,000		Jiangxi Copper Co. Ltd.	41,987
6,518		Jindal Steel & Power Ltd.	53,898
5,072		Johnson Matthey PLC	104,488
2,700		JSR Corp.	75,984
191		KGHM Polska Miedz S.A.	5,257
12,395		Klabin S.A.	56,968
397		Korea Kumho Petrochemical Co. Ltd.	37,409
42		L.G. Chemical Ltd.	18,483
174		Motor Oil (Hellas) Corinth Refineries S.A.	4,431
15,700		Nippon Paint Holdings Co. Ltd.	121,154
362		Norilsk Nickel	0
3,422		Norsk Hydro ASA	18,991
23,929	[3]	Novolipetski Metallurgicheski Komb OAO	0
3,400		Nucor Corp.	585,140
1,839		Nutrien Ltd.	116,489
4,089		Oci NV	103,388
416		Olympic Steel, Inc.	22,264
20,824		Orbia Advance Corp. SAB de CV	46,349
1,236		PI Industries Ltd.	54,078

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
155,679		Pilbara Minerals Ltd.	$ 468,990
4		Polymetal International PLC	0
274		Polyus PJSC	0
276		POSCO Holdings, Inc.	120,580
4,061	[1]	PQ Group Holdings, Inc.	41,585
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,076
498		Reliance Steel & Aluminum Co.	141,910
575	[1,3]	Resolute Forest Products, Rights	817
3,825		Rio Tinto PLC	235,666
66,277		Rusal	0
1,088		Ryerson Holding Corp.	33,880
1,132		Saudi Arabian Fertilizers Co.	41,519
7,029	[1]	Saudi Arabian Mining Co.	75,784
403		Saudi Basic Industries Corp.	9,491
4,900		Shandong Gold Mining Co. Ltd.	17,532
8,000		Shandong Gold Mining Co. Ltd.	16,099
518	[1]	SIG Combibloc Group AG	13,627
663		Smurfit Kappa Group PLC	27,874
189		Solvay S.A.	21,845
271		SRF Ltd.	7,720
1,152		Steel Dynamics, Inc.	122,792
1,479		Stora Enso Oyj, Class R	18,765
72,200		Sumitomo Chemical Co., Ltd.	200,014
4,926		SunCoke Energy, Inc.	45,812
7,741		Suzano Papel e Celulose S.A.	78,394
765		Svenska Cellulosa AB SCA, Class B	10,179
1,100		Tianqi Lithium Corp.	8,684
532		Umicore S.A.	14,114
1,361		UPM - Kymmene Oyj	46,610
295		Va Stahl Ag	8,624
14,721		Vedanta Ltd.	41,305
5,204		West Fraser Timber Co. Ltd.	393,381
714		Worthington Industries, Inc.	53,743
421		Yara International ASA	15,392
		TOTAL	7,353,639
		Real Estate—1.6%
3,264		Acadia Realty Trust	48,601
3,611		Apple Hospitality REIT, Inc.	54,237
3,643		Armada Hoffler Properties, Inc.	41,494
1		Azrieli Group	54
17,892		British Land Co. PLC/The	73,048
285,000		China Evergrande Group	9,994
40,000		China Overseas Property Holdings Ltd.	47,592
11,000		China Resources Mixc Lifestyle Services Ltd.	47,255
45,500		CK Asset Holdings Ltd.	250,621
2	[1]	Compass, Inc.	7
4,511	[1]	CoStar Group, Inc.	369,857
3,957		Crown Castle, Inc.	397,679
8,876		DLF Ltd.	54,019
16,722	[1]	Emaar The Economic City	37,479

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,617		Equinix, Inc.	$ 1,263,491
3,344		Farmland Partners, Inc.	37,118
37,291		Fibra Uno Administracion S.A.	54,152
45		FirstService Corp.	6,805
701		Global Medical REIT, Inc.	6,786
13,262		Goodman Group	200,310
30,411		Greentown China Holdings Ltd.	35,940
58,000	[2]	Greentown Service Group Co. Ltd.	26,957
248		GZI Real Estate Investment Trust	47
571		Independence Realty Trust	9,610
1,027		Klepierre S.A.	27,115
469		LEG Immobilien SE	33,870
22,800		Mitsubishi Estate Co. Ltd.	292,928
2,325		Necessity Retail REIT, Inc./The	17,438
7,368		ProLogis, Inc.	915,106
4,593		RPT Realty	52,085
6,018		Service Properties Trust	49,709
5,500		Sun Hung Kai Properties Ltd.	61,738
2,018		UMH Properties, Inc.	30,169
415		Warehouses De Pauw SCA	11,837
2,501		Whitestone Project	25,010
		TOTAL	4,590,158
		Utilities—1.5%
1,248		Algonquin Power & Utilities Corp.	9,449
19		AltaGas Ltd.	371
1		APA Group	6
10,500		Beijing Enterprises Holdings Ltd.	39,338
3		BKW S.A.	515
77		Brookfield Renewable Corp.	2,150
12,739		Centrica PLC	24,435
425		CEZ A.S.	18,110
243		Chesapeake Utilities Corp.	26,754
18,000		China Resources Power Holdings Co. Ltd.	35,224
2,500		Chubu Electric Power Co., Inc.	33,387
716		Clearway Energy, Inc.	16,783
6,878		CPFL Energia S.A.	47,432
12,974		E.On AG	160,305
652		EDP Renovaveis S.A.	11,952
74		Elia System Operator S.A./NV	8,530
7,457		Energias de Portugal S.A.	34,010
9,469		Engie	152,393
5,659		Engie Brasil Energia S.A.	48,133
1,144		Fortum Oyj	15,348
62,900		GD Power Development Co., Ltd.	30,271
10,000		Huaneng Power International, Inc.	4,999
15,200		Huaneng Power International, Inc.	16,994
4,525		Hydro One Ltd.	117,612
31,464		Iberdrola S.A.	373,214
80		Korea Electric Power Corp.	1,078
4,000		Kunlun Energy Co. Ltd.	2,917

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
3,285		Meridian Energy Ltd.	$ 10,507
1,764		Mighty River Power Ltd.	6,529
49,193		NiSource, Inc.	1,316,405
15,875		NRG Energy, Inc.	596,106
173		Oesterreichische Elektrizitaetswirtschafts AG	14,182
1,181,504	[3]	OJSC Inter Rao Ues	0
488		ONE Gas, Inc.	35,365
4,853		Origin Energy Ltd.	27,375
501		Otter Tail Corp.	41,267
23,385	[1]	PGE S.A.	48,075
258		PNM Resources, Inc.	11,432
4,082		Power Grid Corp of India Ltd.	12,087
551	[1]	Public Power Corp.	6,030
508		Spire, Inc.	29,672
9,595		SSE PLC	197,160
19,688		Tata Power Co. Ltd.	58,535
136		Terna Energy S.A.	2,447
3,000		Tokyo Gas Co. Ltd.	69,474
588		Unitil Corp.	28,706
20,712		Vistra Corp.	650,771
		TOTAL	4,393,835
		TOTAL COMMON STOCKS (IDENTIFIED COST $145,840,790)	171,817,457
		FOREIGN GOVERNMENTS/AGENCIES—8.7%
		Sovereign—8.7%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	218,001
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	238,016
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	187,405
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	557,833
300,000		Bundesrepublik Deutschland, Unsecd. Note, 2.100%, 11/15/2029	319,184
350,000		Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	407,249
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,074
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	304,522
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	392,107
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	134,282
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	326,868
EUR 606,000		France, Government of, 0.500%, 5/25/2025	628,090
400,000		France, Government of, 5.750%, 10/25/2032	530,508
150,000		France, Government of, Bond, 4.500%, 4/25/2041	188,137
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	739,775
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	304,138
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	391,043
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	140,180
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	266,230
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	319,308
1,000,000		Germany, Government of, 0.250%, 2/15/2027	1,001,871
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	591,301
300,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	418,791
500,000		Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	522,200
380,000		Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	410,572

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	$ 437,418
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	684,442
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	850,497
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	188,262
JPY 80,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	380,885
72,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	549,268
140,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,055,319
215,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,557,998
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	410,125
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	651,709
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	530,629
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	659,392
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	795,988
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	393,399
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	63,934
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	97,059
250,000		Spain, Government of, 4.200%, 1/31/2037	286,008
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	613,916
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	639,659
780,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	838,231
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	91,658
GBP 700,000		United Kingdom, Government of, 2.750%, 9/7/2024	865,999
630,000		United Kingdom, Government of, 3.250%, 1/22/2044	652,241
550,000		United Kingdom, Government of, 4.250%, 12/7/2027	689,162
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	335,623
480,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	531,934
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	419,507
380,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	480,758
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $28,643,997)	25,320,705
		CORPORATE BONDS—6.3%
		Capital Goods - Aerospace & Defense—0.4%
$ 350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	345,349
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	140,405
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	237,853
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	207,312
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	87,148
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	69,530
		TOTAL	1,087,597
		Capital Goods - Building Materials—0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	111,640
		Capital Goods - Construction Machinery—0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	246,680
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	196,767
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	187,800
		TOTAL	631,247
		Capital Goods - Diversified Manufacturing—0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	65,687
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,584

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.0%
$ 20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	$ 19,662
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	68,605
	TOTAL	88,267
	Communications - Telecom Wireless—0.2%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	324,208
80,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	63,639
300,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	203,505
	TOTAL	591,352
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	237,759
	Consumer Cyclical - Automotive—0.1%
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	66,007
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	188,473
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	142,078
	TOTAL	396,558
	Consumer Cyclical - Retailers—0.4%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	520,217
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	209,740
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	289,474
	TOTAL	1,019,431
	Consumer Cyclical - Services—0.1%
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	75,047
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	124,750
	TOTAL	199,797
	Consumer Non-Cyclical - Health Care—0.3%
45,947	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	45,077
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	113,118
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	245,694
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	355,916
	TOTAL	759,805
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	86,612
	Consumer Non-Cyclical - Tobacco—0.4%
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	533,222
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	456,649
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	173,874
	TOTAL	1,163,745
	Energy - Integrated—0.1%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	329,323
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	37,275
	TOTAL	366,598
	Energy - Midstream—0.3%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,381
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	316,528
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	76,632
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	193,105
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	61,764
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	240,415
	TOTAL	997,825

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.0%
$ 85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 88,051
		Financial Institution - Banking—1.0%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	409,242
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	93,912
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	292,403
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	94,909
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	260,939
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	232,928
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	241,643
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	242,293
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2072	100,062
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	53,848
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	198,431
11,587	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,867
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	223,042
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	249,879
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	227,657
		TOTAL	2,926,055
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	134,834
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	68,398
		TOTAL	203,232
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	220,170
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	157,030
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,842
		TOTAL	169,872
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	57,319
		Financial Institution - REIT - Apartment—0.2%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	295,159
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	129,171
		TOTAL	424,330
		Financial Institution - REIT - Healthcare—0.1%
500,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	404,806
		Financial Institution - REIT - Other—0.1%
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	158,788
		Financial Institution - REITs—0.0%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,855
		Food Products—0.0%
INR 73,689		Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	875
		Foreign-Local-Government—0.0%
$ 50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,505
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	93,931
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	215,707
		Technology—0.6%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	32,298

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	$ 227,005
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	323,454
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	272,035
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	295,219
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	523,512
	TOTAL	1,673,523
	Technology Services—0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	221,482
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,187
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,648
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	176,748
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	156,805
	TOTAL	394,201
	Utility - Electric—0.8%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	97,371
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,435
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	261,821
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	148,920
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	387,120
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	285,492
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	154,008
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	134,050
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	153,274
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	386,246
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,145
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	99,182
	TOTAL	2,408,064
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	490,750
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	105,272
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,924,526)	18,341,479
	U.S. TREASURIES—2.4%
	Treasury Inflation-Indexed Note—0.0%
102,632	U.S. Treasury Inflation-Protected Notes, 1.500%, 2/15/2053	91,968
	U.S. Treasury Bond—1.2%
1,450,000	United States Treasury Bond, 1.875%, 11/15/2051	890,391
410,000	United States Treasury Bond, 2.250%, 2/15/2052	276,619
510,000	United States Treasury Bond, 2.375%, 5/15/2051	354,291
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,395
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,333
285,000	United States Treasury Bond, 4.000%, 11/15/2052	274,999
1,525,000	United States Treasury Bond, 4.125%, 8/15/2053	1,504,508
	TOTAL	3,324,536
	U.S. Treasury Note—1.2%
100,000	United States Treasury Note, 2.750%, 5/31/2029	92,337
2,800,000	United States Treasury Note, 3.000%, 6/30/2024	2,745,420

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 360,000	United States Treasury Note, 3.875%, 8/15/2033	$ 353,587
300,000	United States Treasury Note, 4.000%, 7/31/2030	296,437
120,000	United States Treasury Note, 4.750%, 7/31/2025	119,677
	TOTAL	3,607,458
	TOTAL U.S. TREASURIES (IDENTIFIED COST $7,728,304)	7,023,962
	ASSET-BACKED SECURITIES—1.4%
	Auto Receivables—0.6%
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	200,679
176,917	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	176,995
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	293,577
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	174,024
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	199,605
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	493,195
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	262,139
	TOTAL	1,800,214
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	440,799
	Equipment Lease—0.3%
27,136	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	26,921
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	173,392
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	525,825
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	198,673
	TOTAL	924,811
	Other—0.2%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	294,425
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	198,832
	TOTAL	493,257
	Student Loans—0.1%
70,444	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	61,253
232,832	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	201,253
	TOTAL	262,506
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,091,312)	3,921,587
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Commercial Mortgage—0.3%
125,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	126,743
255,000	Bank, Class A4, 3.488%, 11/15/2050	233,438
150,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	154,402
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	195,235
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	274,286
	TOTAL	984,104
	Federal Home Loan Mortgage Corporation—0.2%
39,550	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	38,621
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	465,035
	TOTAL	503,656
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,616,197)	1,487,760
	GOVERNMENT AGENCIES—0.3%
	Federal Home Loan Bank System—0.1%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	186,233

Shares or Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal National Mortgage Association—0.2%
$ 635,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025	$ 591,291
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,955)	777,524
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Non-Agency Mortgage—0.1%
338,989		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053 (IDENTIFIED COST $304,878)	290,630
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
468		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	481
425		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	439
693		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	705
328		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	335
574		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	586
933		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	961
		TOTAL	3,507
		Federal National Mortgage Association—0.0%
457		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	465
1,982		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,999
1,388		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,415
104		Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	103
35		Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	35
86		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	87
609		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	621
2,282		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,319
941		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	956
422		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	425
1,942		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,926
		TOTAL	10,351
		Government National Mortgage Association—0.0%
2,236		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,286
1,390		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,429
3,493		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,571
4,752		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,871
751		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	765
140		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	143
59		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	60
1,050		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,065
950		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	962
0		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	1
439		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	442
417		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	418
		TOTAL	16,013
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,566)	29,871
		INVESTMENT COMPANIES—21.1%
2,328		Bank Loan Core Fund	20,327
3,170,286		Emerging Markets Core Fund	25,076,966
12,998,523		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[5]	12,998,523
355,043	[6]	High Yield Bond Core Fund	1,917,232
2,141,619		Mortgage Core Fund	17,625,520

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
450,495	Project and Trade Finance Core Fund	$ 3,937,324
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,364,974)	61,575,892
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $272,379,499)	290,586,867
	OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	922,558
	TOTAL NET ASSETS—100%	$291,509,425
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	12	$2,445,656	December 2023	$7,844
S+P500 EMINI Long Futures	16	$3,612,800	September 2023	$35,792
E-MINI RUSS 2000 Long Futures	2	$190,160	September 2023	$1,944
United States Treasury Notes 5-Year Long Futures	81	$8,660,672	December 2023	$47,912
EURO STOXX Long Futures	23	$1,075,665	September 2023	$(4,759)
MSCI EMGMKT Long Futures	12	$587,580	September 2023	$(8,269)
TOPIX INDX Long Futures	3	$480,532	September 2023	$4,072
United States Treasury Notes Long Futures	1	$121,688	December 2023	$1,432
United States Treasury Notes 10-Year Long Futures	16	$1,776,500	December 2023	$15,276
United States Treasury Notes 10-Year Ultra Long Futures	22	$2,554,406	December 2023	$10,877
Short Futures:
United States Treasury Ultra Bond Short Futures	9	$1,165,219	December 2023	$(8,936)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$103,185
The average notional value of long and short futures contracts held by the Fund throughout the period was $25,062,078 and $1,834,066, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/20/2023	Citibank N.A.	221,306,992	JPY	$1,600,000	$(75,310)
9/20/2023	State Street Bank & Trust Co.	228,032,784	JPY	$1,600,000	$(28,973)
9/27/2023	Wells Frago Bank N.A.	2,879,000	EUR	$3,141,287	$(16,150)
9/29/2023	JPMorgan Chase Bank, N.A.	2,500,000	AUD	$1,617,011	$4,300
9/29/2023	HSBC Bank USA	1,600,000	BRL	$328,239	$(6,371)
9/29/2023	State Street Bank & Trust Co.	2,600,000	BRL	$523,940	$(903)
9/29/2023	Goldman Sachs Bank	1,500,000	EUR	2,518,276 AUD	$439
9/29/2023	Morgan Stanley Capital	1,600,000	EUR	30,539,694 MXN	$(3,194)
9/29/2023	JPMorgan Chase Bank, N.A.	1,242,000	GBP	$1,602,702	$(29,159)
9/29/2023	State Street Bank & Trust Co.	100,000	GBP	$126,915	$(221)
9/29/2023	State Street Bank & Trust Co.	845,941,540	JPY	$5,960,000	$(123,430)
9/29/2023	Morgan Stanley Capital	4,862,169	MXN	256,000 EUR	$(3,827)
9/29/2023	Citibank N.A.	12,808,031	MXN	672,000 EUR	$(6,821)
9/29/2023	JPMorgan Chase Bank, N.A.	12,711,259	MXN	672,000 EUR	$(3,361)
9/29/2023	Citibank N.A.	2,793,790	NOK	$260,000	$2,982
10/10/2023	Morgan Stanley Capital	1,600,000	CNY	$223,437	$(3,224)
11/6/2023	State Street Bank & Trust Co.	42,257	AUD	$28,026	$(585)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
11/6/2023	BNP Paribas SA	128,088	AUD	$84,076	$(896)
11/6/2023	Bank Of America, N.A.	119,870	AUD	$77,705	$139
11/6/2023	BNP Paribas SA	79,679	AUD	$51,768	$(24)
11/6/2023	State Street Bank & Trust Co.	85,076	CAD	$64,087	$(1,066)
11/6/2023	State Street Bank & Trust Co.	257,898	CAD	$192,321	$(1,280)
11/6/2023	Bank Of America, N.A.	240,904	CAD	$177,770	$683
11/6/2023	JPMorgan Chase Bank, N.A.	160,141	CAD	$118,452	$174
11/6/2023	Citibank N.A.	25,474	CHF	$29,394	$(364)
11/6/2023	Bank Of America, N.A.	76,422	CHF	$88,130	$(1,040)
11/6/2023	JPMorgan Chase Bank, N.A.	70,887	CHF	$81,328	$(547)
11/6/2023	Morgan Stanley Capital	47,258	CHF	$54,167	$(312)
11/6/2023	Bank Of America, N.A.	164,377	EUR	$164,377	$(2,484)
11/6/2023	Credit Agricole CIB	492,368	EUR	$543,463	$(7,974)
11/6/2023	Credit Agricole CIB	461,143	EUR	$502,257	$(728)
11/6/2023	Bank Of America, N.A.	305,374	EUR	$334,592	$(2,474)
11/6/2023	JPMorgan Chase Bank, N.A.	48,295	GBP	$61,692	$(502)
11/6/2023	Bank Of New York	145,180	GBP	$185,133	$(1,188)
11/6/2023	Morgan Stanley Capital	134,786	GBP	$171,210	$(435)
11/6/2023	Bank Of America, N.A.	89,688	GBP	$114,075	$(440)
11/6/2023	Morgan Stanley Capital	11,265,367	JPY	$79,734	$(1,538)
11/6/2023	Bank Of New York	33,784,314	JPY	$238,873	$(4,367)
11/6/2023	Citibank N.A.	31,546,114	JPY	$220,583	$(1,612)
11/6/2023	Bank Of America, N.A.	21,241,370	JPY	$146,809	$633
11/6/2023	JPMorgan Chase Bank, N.A.	903,544	MXN	$52,624	$(217)
11/6/2023	Citibank N.A.	2,743,691	MXN	$158,070	$1,069
11/6/2023	Morgan Stanley Capital	2,500,152	MXN	$146,631	$(1,618)
11/6/2023	JPMorgan Chase Bank, N.A.	1,657,047	MXN	$97,819	$(1,708)
11/15/2023	Morgan Stanley Capital	22,312	AUD	$14,500	$(6)
11/15/2023	Wells Frago Bank N.A.	42,295	EUR	$46,313	$(294)
11/15/2023	State Street Bank & Trust Co.	10,000	GBP	19,479 AUD	$19
11/15/2023	HSBC Bank USA	10,000	GBP	21,243 NZD	$(26)
11/15/2023	Bank Of New York	5,374,695	JPY	$37,500	$(139)
11/15/2023	Barclays Bank PLC	25,200	NZD	$15,000	$29
11/16/2023	Barclays Bank PLC	120,000	BRL	$23,760	$226
11/16/2023	Barclays Bank PLC	120,000	BRL	22,175 EUR	$83
11/16/2023	Goldman Sachs Bank	21,728	EUR	120,000 BRL	$(104)
Contracts Sold:
9/20/2023	Morgan Stanley Capital	220,238,400	JPY	$1,600,000	$82,672
9/20/2023	Credit Agricole CIB	230,303,008	JPY	$1,600,000	$13,332
9/29/2023	JPMorgan Chase Bank, N.A.	2,500,000	AUD	$1,618,145	$(3,166)
9/29/2023	HSBC Bank USA	1,600,000	BRL	$330,284	$8,415
9/29/2023	Credit Agricole CIB	500,000	EUR	$550,489	$7,689
9/29/2023	Bank Of New York	650,000	EUR	$722,301	$16,662
9/29/2023	Morgan Stanley Capital	1,600,000	EUR	30,539,694 MXN	$49,823
9/29/2023	Goldman Sachs Bank	1,500,000	EUR	2,518,276 AUD	$4,324
9/29/2023	State Street Bank & Trust Co.	200,000	GBP	$254,951	$1,563
9/29/2023	Barclays Bank PLC	1,242,000	GBP	$1,596,179	$22,636
9/29/2023	Morgan Stanley Capital	450,000	GBP	$580,257	$10,133
9/29/2023	Credit Agricole CIB	304,946,040	JPY	$2,100,000	$(3,974)
9/29/2023	Bank Of New York	16,542,930	MXN	$950,000	$(16,145)
9/29/2023	Morgan Stanley Capital	4,862,169	MXN	256,000 EUR	$(2,221)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
9/29/2023	Citibank N.A.	12,808,031	MXN	672,000 EUR	$(11,675)
9/29/2023	JPMorgan Chase Bank, N.A.	12,711,259	MXN	672,000 EUR	$(9,483)
9/29/2023	Morgan Stanley Capital	9,175,037	MXN	$540,000	$4,157
9/29/2023	BNP Paribas SA	2,638,570	NOK	$260,000	$11,630
11/6/2023	Bank Of America, N.A.	42,257	AUD	$27,802	$360
11/6/2023	BNP Paribas SA	42,269	AUD	$27,923	$474
11/6/2023	BNP Paribas SA	85,819	AUD	$56,453	$722
11/6/2023	Morgan Stanley Capital	85,076	CAD	$63,889	$868
11/6/2023	BNP Paribas SA	85,106	CAD	$63,689	$645
11/6/2023	Morgan Stanley Capital	172,792	CAD	$129,106	$1,108
11/6/2023	Credit Agricole CIB	25,474	CHF	$29,250	$220
11/6/2023	Morgan Stanley Capital	25,219	CHF	$29,186	$446
11/6/2023	JPMorgan Chase Bank, N.A.	51,203	CHF	$59,143	$793
11/6/2023	Bank Of America, N.A.	164,377	EUR	$180,954	$2,181
11/6/2023	JPMorgan Chase Bank, N.A.	162,481	EUR	$180,151	$3,440
11/6/2023	BNP Paribas SA	329,886	EUR	$364,975	$6,198
11/6/2023	JPMorgan Chase Bank, N.A.	48,295	GBP	$61,371	$181
11/6/2023	JPMorgan Chase Bank, N.A.	47,910	GBP	$61,223	$521
11/6/2023	JPMorgan Chase Bank, N.A.	97,271	GBP	$123,929	$686
11/6/2023	Bank Of New York	11,265,367	JPY	$79,835	$1,639
11/6/2023	JPMorgan Chase Bank, N.A.	11,148,824	JPY	$78,401	$1,014
11/6/2023	JPMorgan Chase Bank, N.A.	22,635,491	JPY	$158,854	$1,734
11/6/2023	Morgan Stanley Capital	903,544	MXN	$52,456	$50
11/6/2023	Morgan Stanley Capital	905,418	MXN	$52,634	$118
11/6/2023	Morgan Stanley Capital	1,838,273	MXN	$106,895	$272
11/15/2023	State Street Bank & Trust Co.	10,000	GBP	19,479 AUD	$(35)
11/15/2023	HSBC Bank USA	10,000	GBP	21,243 NZD	$25
11/16/2023	State Street Bank & Trust Co.	120,000	BRL	$24,128	$142
11/16/2023	Barclays Bank PLC	120,000	BRL	22,175 EUR	$60
11/16/2023	Goldman Sachs Bank	21,728	EUR	120,000 BRL	$448
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(113,454)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $613,733 and $485,546, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2023	Shares Held as of 8/31/2023	Dividend Income
Bank Loan Core Fund	$268,458	$2,372	$(250,000)	$10,695	$(11,198)	$20,327	2,328	$2,372
Emerging Markets Core Fund	$27,453,367	$6,110,727	$(8,400,000)	$1,838,643	$(1,925,771)	$25,076,966	3,170,286	$1,610,696
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$23,474,696	$78,672,825	$(89,155,620)	$(2,291)	$8,913	$12,998,523	12,998,523	$357,612
High Yield Bond Core Fund	$2,499,290	$103,085	$(731,300)	$70,335	$(24,178)	$1,917,232	355,043	$103,098
Mortgage Core Fund	$21,894,355	$5,056,424	$(8,940,540)	$895,599	$(1,280,318)	$17,625,520	2,141,619	$575,916
Project and Trade Finance Core Fund	$4,320,769	$300,110	$(700,000)	$66,045	$(49,600)	$3,937,324	450,495	$300,099
TOTAL OF AFFILIATED TRANSACTIONS	$79,910,935	$90,245,543	$(108,177,460)	$2,879,026	$(3,282,152)	$61,575,892	19,118,294	$2,949,793

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2023, these restricted securities amounted to $76,937, which represented 0.0% of total net assets.

Additional information on restricted securities held at August 31, 2023, is as follows:
Security	Acquisition Date	Cost	Value
Greentown Service Group Co. Ltd.	7/6/2023	$9,531	$26,957
XPEL, Inc.	8/1/2022	$19,409	$49,980

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$109,072,196	$—	$5,351	$109,077,547
International	9,161,643	53,578,267	—	62,739,910
Debt Securities:
Foreign Governments/Agencies	—	25,320,705	—	25,320,705
Corporate Bonds	—	18,336,612	4,867	18,341,479
U.S. Treasuries	—	7,023,962	—	7,023,962
Asset-Backed Securities	—	3,921,587	—	3,921,587
Commercial Mortgage-Backed Securities	—	1,487,760	—	1,487,760
Government Agencies	—	777,524	—	777,524
Collateralized Mortgage Obligation	—	290,630	—	290,630
Mortgage-Backed Securities	—	29,871	—	29,871
Investment Companies[1]	57,638,568	—	—	61,575,892
TOTAL SECURITIES	$175,872,407	$110,766,918	$10,218	$290,586,867
Other Financial Instruments:
Assets
Futures Contracts	$125,149	$—	$—	$125,149
Foreign Exchange Contracts	—	268,157	—	268,157
Liabilities
Futures Contracts	(21,964)	—	—	(21,964)
Foreign Exchange Contracts	—	(381,611)	—	(381,611)
TOTAL OTHER FINANCIAL INSTRUMENTS	$103,185	$(113,454)	$—	$(10,269)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,937,324 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate